Capital	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Capital
Note 25: Capital
The change in capital, which includes stated capital and contributed surplus, was as follows:

	Number of Common Shares	Stated Capital	Series II, Cumulative Redeemable Preference Share Capital	Contributed Surplus	Total Capital
Balance, December 31, 2017	709,302,084	9,196	110	243	9,549
Substantial issuer bid/tender offer (SIB)	(137,974,875)	(1,672)	-	-	(1,672)
Woodbridge issuance – Qualifying Holdco Alternative – SIB (see note 32)	411,445,295	4,284	-	-	4,284
Woodbridge cancellation of shares – SIB (see note 32) (1)	(411,445,295)	(4,986)	-	702	(4,284)
Return of capital	(47,658,293)	(3,376)	-	1,072	(2,304)
Shares issued under DRIP	620,021	25	-	-	25
Stock compensation plans (2)	4,337,540	186	-	(112)	74
Repurchases of common shares (3)	(27,133,290)	(324)	-	-	(324)
Balance, December 31, 2018	501,493,187	3,333	110	1,905	5,348
Shares issued under DRIP	361,470	23	-	-	23
Stock compensation plans (2)	3,074,176	178	-	(104)	74
Repurchases of common shares (3)	(7,469,287)	(68)	-	-	(68)
Balance, December 31, 2019	497,459,546	3,466	110	1,801	5,377
(1) The Woodbridge transactions resulted in a reclassification from stated capital to contributed surplus, with no net impact on total capital.
(2) Movements in contributed surplus include cash payments related to withholding tax on stock compensation plans.
(3) Stated capital includes $(20) million and $(3) million at December 31, 2019 and 2018, respectively, related to the Company’s pre-defined
share repurchase plan. See share repurchases below.
Common shares of the Company have no par value and the authorized common share capital is an unlimited number of shares.
Substantial Issuer Bid/Tender Offer and Return of Capital
In 2018, the Company returned $10 billion of the proceeds from the sale of a 55% interest in its Financial & Risk business (see note 11) to its shareholders as follows:

•
Approximately $6.5 billion pursuant to a substantial issuer bid/tender offer under which the Company repurchased approximately 138 million shares at $47 per share. The Company’s principal shareholder, Woodbridge, made a proportionate tender, which resulted in it tendering the number of shares that allowed it to maintain its equity ownership percentage in Thomson Reuters prior to the transaction (see note 32). The majority of this transaction was charged to retained earnings (see Consolidated Statement of Changes in Equity).

•
$2.3 billion through a return of capital transaction, which consisted of $4.45 in cash per common share and a consolidation of the Company’s outstanding common shares (or reverse stock split) at a ratio of 1 pre-consolidated
share for 0.9079 post consolidated shares. The share consolidation was proportional to the cash distribution and the share consolidation ratio was based on the volume weighted-average trading price of the shares on the NYSE for the five-trading day period immediately preceding, including the day of the transaction. As a result of the share consolidation, the Company’s outstanding common shares were reduced by 47,658,293 common shares.

•
$1.2 billion through share repurchases under its normal course issuer bid (“NCIB”). See the “Share Repurchases” section below for additional information. The majority of these repurchases were charged to retained earnings (see Consolidated Statement of Changes in Equity).

Dividends
Dividends on common shares are declared in U.S. dollars. In the consolidated statement of cash flow, dividends paid on common shares are shown net of amounts reinvested in the Company under its dividend reinvestment plan (“DRIP”). Details of dividends declared per common share and dividends paid on common shares are as follows:

	Year ended December 31,

	2019	2018
Dividends declared per common share	$1.440	$1.385
Dividends declared	721	925
Dividends reinvested	(23)	(25)
Dividends paid	698	900
Registered holders of common shares may participate in the DRIP, under which cash dividends are automatically reinvested in new common shares. Common shares are valued at the weighted-average price at which the shares traded on the TSX during the five trading days immediately preceding the record date for the dividend.
Share Repurchases – NCIB
The Company may buy back shares (and subsequently cancel them) from time to time as part of its capital strategy. Share repurchases are typically effected under a NCIB. Under the NCIB, the Company may repurchase up to 25 million common shares between August 19, 2019 and August 18, 2020 in open market transactions on the TSX, the NYSE and/or other exchanges and alternative trading systems, if eligible, or by such other means as may be permitted by the TSX and/or NYSE or under applicable law, including private agreement purchases if the Company receives an issuer bid exemption order from applicable securities regulatory authorities in Canada for such purchases. The price that the Company will pay for shares in open market transactions under the NCIB will be the market price at the time of purchases or such other price as may be permitted by TSX. Details of share repurchases were as follows:

	Year ended December 31,

	2019	2018
Share repurchases (millions of U.S. dollars)	488	1,174
Shares repurchased (number in millions)	7.8	26.8
Share repurchases – average price per share in U.S. dollars	$62.33	$43.87
In October 2019, the Company announced plans to repurchase up to an additional $200 million of its common shares in 2020. These repurchases were completed in February 2020. Decisions regarding any future repurchases will depend on factors such as market conditions, share price, and other opportunities to invest capital for growth. The Company may elect to suspend or discontinue its share repurchases at any time, in accordance with applicable laws. From time to time when the Company does not possess material nonpublic information about itself or its securities, it may enter into a pre-defined
plan with its broker to allow for the repurchase of shares at times when the Company ordinarily would not be active in the market due to its own internal trading blackout periods, insider trading rules or otherwise. Any such plans entered into with the Company’s broker will be adopted in accordance with applicable Canadian securities laws and the requirements of Rule
10b5-1
under the U.S. Securities Exchange Act of 1934, as amended. The Company entered such a plan with its broker on December 20, 2019. As a result, the Company recorded a $200 million liability in “Other financial liabilities” within current liabilities at December 31, 2019 with a corresponding amount recorded in equity in the consolidated statement of financial position (2018 – $21 million).

Series II, Cumulative Redeemable Preference Shares
The authorized preference share capital of the Company is an unlimited number of preference shares without par value. The directors are authorized to issue preference shares without par value in one or more series, and to determine the number of shares in, and terms attaching to, each such series. As of December 31, 2019 and 2018, 6,000,000 Series II, cumulative redeemable preference shares were authorized, issued and outstanding. The Series II preference shares are non-voting
and are redeemable at the option of the Company for C$25.00 per share, together with accrued dividends. Dividends are payable quarterly at an annual rate of 70% of the Canadian bank prime rate applied to the stated capital of such shares.